Subsequent Events (Details) (Subsequent Event [Member], USD $)	1 Months Ended
Feb. 28, 2014 DWT
DWT	1,261,000
Post-Panamax
Vessel Year Built	2010
DWT	93,000
Built in Country	China
Daily Base Rate	$ 13,250
Earliest Expiry	Oct. 28, 2014
Vessel Chartered in period	Eight to ten months
Vessel Delivery date	Mar. 24, 2014
Post-Panamax
Vessel Year Built	2011
DWT	93,000
Built in Country	China
Daily Base Rate	13,500
Earliest Expiry	Oct. 31, 2014
Vessel Chartered in period	Seven to nine months
Vessel Delivery date	Mar. 31, 2014
Kamsarmax
Vessel Year Built	2009
DWT	82,500
Built in Country	Japan
Daily Base Rate	14,500
Earliest Expiry	Feb. 28, 2015
Vessel Chartered in period	11 to 13 months
Vessel Delivery date	Mar. 08, 2014
Extension details for Charter in	The Company has the option to extend this time charter for one year at $15,500 per day.
Kamsarmax
Vessel Year Built	2012
DWT	82,000
Built in Country	South Korea
Daily Base Rate	15,500
Earliest Expiry	Jul. 31, 2017
Vessel Chartered in period	39 to 44 months
Vessel Delivery date	Apr. 30, 2014
Extension details for Charter in	The Company has the option to extend this time charter for one year at $16,300 per day.
Kamsarmax
Vessel Year Built	2012
DWT	81,500
Built in Country	South Korea
Daily Base Rate	14,500
Earliest Expiry	Dec. 31, 2014
Vessel Chartered in period	Ten to twelve months
Vessel Delivery date	Jul. 02, 2014
Kamsarmax
Vessel Year Built	2011
DWT	81,500
Built in Country	South Korea
Daily Base Rate	15,000
Earliest Expiry	Jan. 31, 2016
Vessel Chartered in period	23 to 28 months
Vessel Delivery date	Feb. 15, 2014
Extension details for Charter in	The Company has the option to extend the charter for an additional 11 to 13 months at $16,000 per day.
Kamsarmax
Vessel Year Built	2012
DWT	81,000
Built in Country	South Korea
Daily Base Rate	15,000
Earliest Expiry	Feb. 28, 2015
Vessel Chartered in period	Twelve to fourteen months
Vessel Delivery date	Oct. 02, 2014
Kamsarmax
Vessel Year Built	2012
DWT	79,500
Built in Country	China
Daily Base Rate	14,000
Earliest Expiry	Jan. 01, 2015
Vessel Chartered in period	11 to 14 month
Vessel Delivery date	Feb. 23, 2014
Extension details for Charter in	The Company has the option to extend the charter for an additional 11 to 14 months at $14,750 per day.
Panamax
Vessel Year Built	2004
DWT	77,500
Built in Country	China
Daily Base Rate	14,000
Earliest Expiry	Jan. 31, 2017
Vessel Chartered in period	32 to 38 months
Vessel Delivery date	Jun. 30, 2014
Panamax
Vessel Year Built	2014
DWT	77,000
Built in Country	Japan
Daily Base Rate	16,000
Earliest Expiry	Mar. 31, 2015
Vessel Chartered in period	Twelve to thirteen months
Vessel Delivery date	Mar. 31, 2014
Panamax
Vessel Year Built	2009
DWT	76,500
Built in Country	Japan
Daily Base Rate	15,900
Earliest Expiry	Jun. 23, 2014
Vessel Chartered in period	Five to seven months
Vessel Delivery date	Jan. 23, 2014
Panamax
Vessel Year Built	2007
DWT	75,500
Built in Country	South Korea
Daily Base Rate	13,750
Earliest Expiry	Feb. 28, 2014
Vessel Chartered in period	11 to 13 months
Vessel Delivery date	Mar. 14, 2014
Extension details for Charter in	The Company has the option to extend the charter for an additional year at $14,750 per day.
Ultramax
Vessel Year Built	2010
DWT	61,000
Built in Country	Japan
Daily Base Rate	14,200
Earliest Expiry	Jan. 04, 2017
Vessel Chartered in period	Three years
Vessel Delivery date	Apr. 30, 2014
Extension details for Charter in	The Company has options to extend the charter for up to three consecutive one year periods at $15,200 per day, $16,200 per day and $17,200 per day, respectively.
Supramax
Vessel Year Built	2010
DWT	58,000
Built in Country	China
Daily Base Rate	14,250
Earliest Expiry	Dec. 31, 2016
Vessel Chartered in period	20 to 24 month
Vessel Delivery date	Jun. 30, 2014
Extension details for Charter in	The Company has the option to extend the charter for an additional 10 to 12 months at $14,850 per day.
Supramax
Vessel Year Built	2011
DWT	58,000
Built in Country	China
Daily Base Rate	13,750
Earliest Expiry	Jan. 31, 2015
Vessel Chartered in period	ten to 13 month
Vessel Delivery date	Mar. 18, 2014
Supramax
Vessel Year Built	2015
DWT	55,000
Built in Country	Japan
Daily Base Rate	14,000
Earliest Expiry	Jun. 30, 2018
Vessel Chartered in period	Three years
Vessel Delivery date	Jun. 30, 2015
Extension details for Charter in	The Company has options to extend the charter for up to two consecutive one year periods at $15,000 per day and $16,000 per day, respectively.
Handymax
Vessel Year Built	2002
DWT	48,500
Built in Country	Japan
Daily Base Rate	$ 12,000
Earliest Expiry	Jan. 31, 2017
Vessel Chartered in period	34 to 37 months
Vessel Delivery date	Apr. 30, 2014
Extension details for Charter in	The Company has options to extend the charter for up to three consecutive one year periods at $12,750 per day, $13,600 per day and $14,800 per day, respectively.